Property, plant and equipment - Costs of Capitalized Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Weighted average capitalization rate of capitalized interest costs, percentage	5.00%	4.00%
Amount of interest cost capitalized	$ 43,331	$ 24,708